INVENTORY, NET - Carrying Amount of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021
Inventories [Abstract]
Raw materials and consumables	$ 1,485		$ 1,340
Fuel products	850		727
Work in progress	778		723
RTFO certificates	415		391
Finished goods and other	1,658		1,331
Carrying amount of inventories	$ 5,186	[1]	$ 4,512

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.